Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
24.	FAIR VALUE MEASUREMENTS

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 and 2021 and non-recurring fair value measurements as of December 31, 2020 and 2021:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2020:
Cash equivalents
Time deposits (i)		2,520,868
Money market fund	197,973
Short-term investments
Available-for-sale debt securities (i)		1,253,514
Held-to-maturity debt securities (i)		2,104,660
Long-term investments
Equity investments at fair value with readily determinable fair value	39,750
Convertible senior notes, current portion (iii)		4,966,667
Convertible senior notes, non-current portion (iii)		12,077,775

As of December 31, 2021:
Cash equivalents
Time deposits (i)		301,904
Short-term investments
Available-for-sale debt securities (i)		1,348,255
Long-term investments
Available-for-sale debt securities (ii)			77,855
Equity investments at fair value with readily determinable fair value	31,738
Convertible senior notes, non-current portion (iii)		9,547,453

Non-recurring
As of December 31, 2020:
Mainland China film group-Licensed copyrights (iv)			7,186,037	(390,299)
Mainland China film group-Produced content (iv)			4,124,114	(209,701)
Produced content monetized on its own (iv)			40,152	(205,462)
Long-term investments (v)			—	(73,199)
Intangible assets, net (vi)			—	(15,391)
Equity investments without readily determinable fair value (v)			102,251	38,100
Fixed assets, net (vii)			—	(95,111)
Prepayments and other assets (vii)			110,000	(48,423)
As of December 31, 2021:
Produced content monetized on its own (iv)			29,782	(160,989)	(25,263)
Long-term investments (v)			423,161	(169,828)	(26,650)
Equity investments without readily determinable fair value (v)			110,760	94,510	14,831

Recurring

(i)

The fair value of time deposits is determined based on the prevailing interest rates in the market. Due to maturities of less than one year, the carrying values of short-term investments approximate their fair values.

(ii)

Long-term available-for-sale debt securities are convertible debt instruments issued by private companies, which do not have readily determinable market values. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors.

(iii)

The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets, and presents the fair value for disclosure purposes only. The fair values of the convertible senior notes are classified as Level 2 fair value measurements based on dealer quotes. For further information on the convertible senior notes, see Note 14.

Non-recurring

(iv)

The outbreak of COVID-19 during the first quarter of 2020 has negatively impacted the Group’s operations and financial performance and resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group. As a result, the Group performed an assessment to determine whether the fair value of the Mainland China film group was less than its unamortized film costs as of March 31, 2020 with the assistance of a third-party valuation firm. The Group uses a discounted cash flow approach to estimate the fair value. The Group estimated the most likely future cash flows based on historical results, economic useful lives or license periods and perception of future performance. The Group has incorporated those cash outflows necessary to generate the cash inflows, including future production, operation, exploitation and administrative costs, which were estimated at 32%-37% of revenue in aggregate. The discount rate was determined to be the weighted average cost of capital of the Mainland China film group at 15%. As of March 31, 2020, the fair value of the Mainland China film group was less than its corresponding carrying value and resulted in the Group recognizing an impairment charge of RMB390,299 related to licensed copyrights (Note 7) and RMB209,701 related to produced content (Note 9), respectively. The impairment charge was recognized as cost of revenues in the consolidated statement of comprehensive loss for the year ended December 31, 2020.

In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, the Group performed an assessment to determine whether the fair value was less than unamortized content costs. The Group uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (Level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. The Group considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. An impairment charge of RMB205,462 and RMB160,989 (US$25,263) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive loss for the years ended December 31, 2020 and 2021, respectively. The fair value information presented is not as of the period’s end, and may be sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.

(v)

The Group measures certain financial assets, including equity method investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (Level 3) such as selection of comparable companies and multiples, expected volatility, discount for lack of marketability and probability of exit events as it relates to liquidation and redemption preferences when applicable. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements are measured at the date of impairment. For equity investments accounted for under the measurement alternative, the equity investment is measured at fair value on a non-recurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The fair values of the Group’s privately held investments as disclosed are determined based on the observable transaction price of recent rounds of financing and a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. As a result of the above assessment, certain long-term investments were determined to be impaired, and the impairment charges were recognized in the consolidated statements of comprehensive loss during the years ended December 31, 2019, 2020 and 2021. Further, certain equity investments accounted for under the measurement alternative were re-measured to their fair values, and the total net unrealized gains (Note 4) were recognized in the consolidated statements of comprehensive loss during the years ended December 31, 2019, 2020 and 2021.

(vi)

The Group uses an income approach to determine the fair value of mobile games in development with the assistance of an independent third-party valuation firm (Note 8). Judgments involved in determining the fair value of mobile games in development include forecasts of future cash flows, which are based on the Group’s best estimate of expected revenues and operating costs and expenses, working capital levels, as well as the risk-adjusted discount rate determined based on comparable companies operating in similar businesses and adjusted for an appropriate risk premium for the related asset (Level 3). The Group’s intangible assets were determined to be impaired as of December 31, 2019, June 30, 2020 and September 30, 2020.

(vii)

In the third quarter of 2020, the Group received a unilateral vacancy notice from a third-party lessor for one of its leased film production premises. The Group considered such notice as an impairment indicator for relevant long-lived assets associated with the leased property, including its related construction in process and leasehold improvements. Therefore, the Group performed an impairment assessment of the relevant long-lived assets based on estimates of the future cash flows that can be recovered from the lessor (Level 3). The Group’s fixed assets and prepayments and other assets were determined to be impaired as of September 30, 2020 and an impairment charge of RMB143,534 was recognized as “Selling, general and administrative” in the consolidated statement of comprehensive loss.